EX-99.1


Lehman Mortgage Trust
Mortgage Pass-Through Certificates

Distribution Date: 12/26/2008

Lehman Mortgage Trust
Mortgage Pass-Through Certificates
Series 2008-4

Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675

                                        Certificateholder Distribution Summary

         Class                      CUSIP            Record      Certificate     Certificate            Beginning          Interest
                                                       Date            Class    Pass-Through          Certificate      Distribution
                                                                 Description            Rate             Balance


          A1                    52524UAA9        12/24/2008          SEN            1.77500%       195,603,153.88        288,768.50
          A2                    52524UAB7        12/24/2008          SEN            1.77500%        52,241,650.58         77,124.23
           R                    52524UAD3        06/30/2008          SEN            0.00000%                 0.00              0.00

Totals                                                                                             247,844,804.46        365,892.73


                                   Certificateholder Distribution Summary (continued)


         Class                  Principal           Current              Ending              Total          Cumulative
                             Distribution          Realized         Certificate       Distribution            Realized
                                                       Loss             Balance                                 Losses
          A1                 1,128,512.87              0.00      194,474,641.01       1,417,281.37                0.00
          A2                  (77,124.23)              0.00       52,318,774.81               0.00                0.00
           R                         0.00              0.00                0.00               0.00                0.00

Totals                       1,051,388.64              0.00      246,793,415.82       1,417,281.37                0.00

Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distributions Junior Certificates

         Class                     Original             Beginning
                                       Face           Certificate             Principal
                                     Amount               Balance                   Due          Accretion

           A1                206,242,243.00        195,603,153.88          1,128,512.87               0.00
           A2                 51,560,561.00         52,241,650.58           (77,124.23)        (77,124.23)
           R                           0.00                  0.00                  0.00               0.00

Totals                       257,802,804.00        247,844,804.46          1,051,388.64        (77,124.23)


                                        Principal Distributions Junior Certificates (continued)

         Class                   Realized              Total                 Ending             Ending                 Total
                                  Loss(1)          Principal            Certificate        Certificate             Principal
                                                   Reduction                Balance         Percentage          Distribution
          A1                         0.00       1,128,512.87         194,474,641.01         0.94294281          1,128,512.87
          A2                         0.00        (77,124.23)          52,318,774.81         1.01470531           (77,124.23)
           R                         0.00               0.00                   0.00         0.00000000                  0.00

Totals                               0.00       1,051,388.64         246,793,415.82         0.95729531          1,051,388.64


(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.




                                            Principal Distributions Junior Certificate Factors

         Class                     Original             Beginning
                                       Face           Certificate             Principal
                                     Amount               Balance                   Due          Accretion

          A1                 206,242,243.00          948.41459749            5.47178334         0.00000000
          A2                  51,560,561.00         1013.20950678          (1.49579889)       (1.49579889)
           R                           0.00            0.00000000            0.00000000         0.00000000



                                      Principal Distributions Junior Certificate Factors (continued)

         Class                      Realized                Total                Ending             Ending             Total
                                     Loss(1)            Principal           Certificate        Certificate         Principal
                                                        Reduction               Balance         Percentage      Distribution
          A1                      0.00000000           5.47178334          942.94281415         0.94294281        5.47178334
          A2                      0.00000000         (1.49579889)         1014.70530567         1.01470531      (1.49579889)
           R                      0.00000000           0.00000000            0.00000000         0.00000000        0.00000000


(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distributions Junior Certificates

         Class                 Accrual        Accrual        Current            Beginning             Current        Payment of
                                Dates           Days     Certificate         Certificate/             Accrued    Unpaid Interest
                                                                Rate             Notional            Interest      Shortfall (1)
                                                                                  Balance
           A1             11/25/08 - 12/24/08    30         1.77500%       195,603,153.88          289,329.67               0.00
           A2             11/25/08 - 12/24/08    30         1.77500%        52,241,650.58           77,274.11               0.00
           R                              N/A   N/A         0.00000%                 0.00                0.00               0.00

Totals                                                                                             366,603.78               0.00




                                                 Interest Distributions Junior Certificates(continued)

         Class                        Current        Non-Supported                Total            Remaining               Ending
                                     Interest             Interest             Interest      Unpaid Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution         Shortfall(1)             Notional
                                                                                                                          Balance
           A1                          561.16                 0.00           288,768.50             2,685.98       194,474,641.01
           A2                          149.88                 0.00            77,124.23               700.42        52,318,774.81
           R                             0.00                 0.00                 0.00                 0.00                 0.00

Totals                                 711.04                 0.00           365,892.73             3,386.40

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable. Please refer to the Prospectus Supplement or
Private Placement Memorandum for a Full Description.




                                           Interest Distributions Junior Certificate Factors

         Class                        Original         Current           Beginning               Current           Payment of
                                          Face     Certificate         Certificate/              Accrued       Unpaid Interest
                                        Amount            Rate             Notional             Interest         Shortfall (1)
                                                                            Balance
          A1                    206,242,243.00        1.77500%         948.41459749           1.40286328            0.00000000
          A2                     51,560,561.00        1.77500%        1013.20950678           1.49870576            0.00000000
           R                              0.00        0.00000%           0.00000000           0.00000000            0.00000000



                                       Interest Distributions Junior Certificate Factors (continued)

         Class                       Current         Non-Supported                Total    Remaining Unpaid              Ending
                                    Interest              Interest             Interest            Interest         Certificate/
                                Shortfall(1)             Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A1                      0.00272088            0.00000000           1.40014236    2685980.00000000         942.94281415
          A2                      0.00290687            0.00000000           1.49579889     700420.00000000        1014.70530567
           R                      0.00000000            0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.  Please refer to the Prospectus Supplement or Private
Placement Memorandum for a Full Description

NOTE: All classes per $1,000 denomination.


                                                 Delinquency Status


            DELINQUENT           BANKRUPTCY           FORECLOSURE          REO                 Total
            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        13                   0                    0                   13
                                 1,938,959.28         0.00                 0.00                1,938,959.28

30 Days     122                  2                    0                    0                   124
            29,676,162.30        547,629.06           0.00                 0.00                30,223,791.36

60 Days     70                   1                    0                    0                   71
            15,501,799.37        243,800.03           0.00                 0.00                15,745,599.40

90 Days     30                   2                    1                    0                   33
            8,518,985.80         353,235.10           279,200.00           0.00                9,151,420.90

120 Days    15                   2                    14                   0                   31
            3,575,056.65         426,334.18           3,007,433.15         0.00                7,008,823.98

150 Days    15                   1                    16                   1                   33
            3,680,655.07         83,500.00            3,192,377.60         160,034.23          7,116,566.90

180+ Days   19                   20                   104                  46                  189
            5,033,006.31         4,955,148.08         22,340,323.57        8,946,839.65        41,275,317.61

Totals      271                  41                   135                  47                  494
            65,985,665.50        8,548,605.73         28,819,334.32        9,106,873.88        112,460,479.43

            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        0.529747%            0.000000%            0.000000%           0.529747%
                                 0.368671%            0.000000%            0.000000%           0.368671%

30 Days     4.971475%            0.081500%            0.000000%            0.000000%           5.052975%
            5.642576%            0.104125%            0.000000%            0.000000%           5.746702%

60 Days     2.852486%            0.040750%            0.000000%            0.000000%           2.893236%
            2.947486%            0.046356%            0.000000%            0.000000%           2.993842%

90 Days     1.222494%            0.081500%            0.040750%            0.000000%           1.344743%
            1.619786%            0.067164%            0.053087%            0.000000%           1.740036%

120 Days    0.611247%            0.081500%            0.570497%            0.000000%           1.263244%
            0.679755%            0.081062%            0.571828%            0.000000%           1.332646%

150 Days    0.611247%            0.040750%            0.651997%            0.040750%           1.344743%
            0.699834%            0.015877%            0.606993%            0.030429%           1.353132%

180+ Days   0.774246%            0.814996%            4.237979%            1.874491%           7.701711%
            0.956967%            0.942164%            4.247752%            1.701137%           7.848021%

Totals      11.043195%           1.670742%            5.501222%            1.915240%           20.130399%
            12.546405%           1.625418%            5.479661%            1.731566%           21.383050%



                                                CREDIT SUPPORT


                                   Original $      Original %       Current $        Current %
Class A2                             0.00           0.0000%            0.00            0.0000%
Class R                              0.00           0.0000%            0.00            0.0000%

Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure



                                                ADMINISTRATION FEES

Certificate Administration Fee                                          0.00




                                              Underlying Collateral Information

                                                                       Class Portion of                        Ending Class
                                 Class                Class            Non-Supported           Class              Prinicpal
Issuer  Deal          Class      Principal Paid       Interest Paid    Interest Shortfall      Losses               Balance
LMT    2006-9         2-A1        1,051,388.63          365,892.74         0.00                 0.00         246,793,417.09

Totals                            1,051,388.63          365,892.74         0.00                 0.00         246,793,417.09




                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
LMT    2006-9        525,369,172.89               379,018.24                4,265,929.82             2,454

Totals               525,369,172.89               379,018.24                4,265,929.82             2,454



                                              Underlying Delinquency Information

                         30 to 60 Days              60 to 90 Days                    90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count        Amount

LMT     2006-9        122     29,676,162.30     70       15,501,799.37            79        20,807,703.83

Totals                122     29,676,162.30     70       15,501,799.37            79        20,807,703.83



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 LMT      2006-9          41         8,548,605.73        135        28,819,334.32     47       9,106,873.88

Totals                    41         8,548,605.73        135        28,819,334.32     47       9,106,873.88





                                    SUPPLEMENTAL REPORTING

Record Date
With respect to each Distribution Date and each Class of Offered Certificates, the Business Day immediately preceding the related Distribution Date.  With respect to the Class R Certificate and any Class of Definitive Certificates
and any Distribution Date, the last Business Day of the month immediately preceding the month in which the Distribution
Date occurs (or, in the case of the first Distribution Date, the Closing Date).

LIBOR Determination Date
The second LIBOR Business Day preceding the commencement of each Accrual Period (other than the first Accrual
Period).

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.

Distribution Date
The 25th day of each month, or, if such 25th day is not a Business Day, the next succeeding Business Day commencing in July 2008.

Cut-off Date
June 1, 2008.

Closing Date
June 30, 2008.

Accrual Period
With respect to any Distribution Date and any Class of Certificates (other than the Class R Certificate), the period beginning on the immediately preceding Distribution Date (or for the first Accrual Period, on June 25,
2008) and ending on the day immediately preceding the related Distribution Date, provided that each Accrual Period shall be comprised of 30 days.  Interest shall accrue on such Class of Certificates (other than the Class R Certificate)
on the basis of a 360-day year comprising twelve 30-day months.

